Note 16 - Contingencies	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(16)	Contingencies

From time to time, the Company is involved in various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position, results of operations or liquidity.